UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21385

Foresight Funds, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

24695 Deer Ridge Ln. Athens, AL               35613
------------------------------------------------------
(Address of principal executive offices)    (Zip code)

Michael M. Bissell 24695 Deer Ridge Ln. Athens, AL 35613
--------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 256-230-0783

Date of fiscal year end: 12/31/04

Date of reporting period: 06/30/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.



                              Foresight Value Fund

                       Finance Your Future With Foresight

                             24695 Deer Ridge Lane
                                Athens, AL 35613


                               SEMI-ANNUAL REPORT
                                 June 30, 2004

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


Dear fellow shareholders:

This is the first shareholder letter of the Foresight Value Fund. On behalf of the Fund's management and as President of Foresight Funds, Inc. and of the Fund's adviser, Foresight Asset Management, LLC, I welcome you in joining my family and me as the initial investors in the Fund. I fully appreciate that investing in a new fund requires confidence in the skills and abilities of the fund's management to successfully achieve a stated investment objective, and we aim to justify your confidence through long-term appreciation of capital invested in the Foresight Value Fund.

Our performance as of June 30, 2004 has been good, both on an absolute basis (the Fund's total return is positive), and in relation to our performance benchmark, the S&P 500 Index, an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations. The chart below compares the performance of the Fund with the S&P 500 Index by presenting total returns (dividends reinvested) from March 31, 2004 through June 30, 2004 (most recent quarter) and from the Fund's inception date of January 15, 2004 through June 30, 2004. The Fund's returns are net of expenses, whereas the S&P 500 Index returns assume no expenses are incurred by investors.


                      Total Returns (Dividends Reinvested)
                          Periods Ending June 30, 2004


                                      Most Recent      Since Inception
                                        Quarter       (January 15, 2004)
                                    ---------------   ------------------

     Foresight Value Fund               7.92%               8.00%

     S&P 500 Index                      1.72%               1.74%


The performance figures given above represent past performance and may not be indicative of future results. Above results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Future investment returns and the principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Although it is gratifying that our short-term performance has been good, it is not a valid basis for measuring or predicting success in achieving long-term appreciation of capital, the investment objective of the Fund. However, we believe that our investment strategy of buying equity securities for prices that value companies significantly less than their intrinsic or underlying business value will, over a long enough period of time, result in appreciation of invested capital, and a total investment return exceeding that which could be achieved by investing in the S&P 500 Index.

Since commencement of Fund operations on January 15, it has been difficult finding undervalued securities for investment due to the run-up in the market averages which occurred during the preceding year. In some cases we have purchased stock in companies that we believe to be excellent businesses, but at discounts to our estimate of their intrinsic value that were somewhat lower than what we would normally prefer to see. Some of these holdings have not performed as well as other investments that were purchased at larger discounts to our estimate of their intrinsic values. However, as long as a company continues to perform well, we will maintain our investment unless the market price of the

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


security approaches that which we believe represents its intrinsic value, or in our opinion a better opportunity for investment becomes available.

Our top performing investments over the past six months have been Tyson Foods, Reliant Energy, Kroll and The Gap. We were able to purchase Tyson Foods, one of the world's largest food processors, at what we believed to be an undervalued price, depressed due to investor concerns over a recently discovered case of "mad cow" disease. Our investment in Reliant Energy, a major wholesale producer and retailer of electricity, was based on our belief that its stock price significantly undervalued its unregulated power plant assets and Texas retail energy franchise. We believe the failure of Enron has significantly impacted the valuation of unregulated power producers, but that the effect will be temporary, as demand for energy will continue to increase in the long term. Kroll is a leading global provider of risk consulting services. We purchased their stock at what we believed to be an undervalued price. Subsequent to our purchase, Marsh & McLennan Companies apparently agreed with our assessment that Kroll was undervalued and made a cash offer to purchase Kroll for a significant premium to our purchase price. We took this opportunity to sell our investment for a nice profit. The Gap is a leading retailer of casual apparel with valuable franchises in Gap, Banana Republic and Old Navy stores. The Gap is continuing a turnaround in operations that began over a year ago and which we believe will continue.

Not all of our investments have performed as well as those mentioned above. Among the poorer performers are Altria, Liberty Media and InterActiveCorp. Although Altria, the world's leading tobacco company and a majority owner of Kraft Foods, pays an attractive dividend, the stock price has been hurt recently due to concerns over the Justice Department's pending civil racketeering case against Altria and other cigarette companies. Liberty Media owns and invests in various media content providers and distribution channels. In our opinion, Liberty Media's many and diverse holdings have made it difficult for Liberty to gain market recognition for its underlying intrinsic value. Similar to Liberty Media, InterActiveCorp owns and operates a diverse collection of businesses including Expedia, Hotel.com and TicketMaster. InterActiveCorp has come under recent competitive pressure from companies in the travel and hotel industries offering internet services on their own behalf.

As the year progresses, stock market indices will fluctuate, as will the value of the Fund's assets. As a matter of fact, since the Fund holds a relatively small number of securities inits portfolio, its value could very well fluctuate more than market indices. However, since we are investing for the long-term, we will look upon any short-term price swings, barring any negative changes to fundamentals, as potential opportunities to acquire additional shares of good businesses at attractive prices.

If you have any questions or comments concerning the Fund, our strategies, our portfolio of securities or the financial results presented below, or to obtain a current prospectus, please do not hesitate to give us a call at 1-877-FSV-FUND. Thank you for your support of the Foresight Value Fund!



Sincerely yours,



/s/ Michael M. Bissell

Michael M. Bissell

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


                             Schedule of Investments
                            June 30, 2004 (Unaudited)


                                                      SHARES        MARKET VALUE
                                                      ------        ------------
COMMON STOCKS - 90.48%

     ADVERTISING - 3.56%

     WPP Group PLC (ADR) ............................    500           $  25,615
                                                                       ---------
     APPAREL/ACCESSORIES - 3.00%

     Liz Claiborne, Inc. ............................    600           $  21,588
                                                                       ---------
     BEVERAGES (ALCOHOLIC) - 3.09%

     Constellation Brands, Inc.* ....................    600           $  22,278
                                                                       ---------
     BROADCASTING & CABLE TV - 2.71%

     Liberty Media Corp.* ...........................   1800           $  16,182
     Liberty Media International, Inc.* .............     90               3,339
                                                                       ---------
                                                                       $  19,521
                                                                       ---------
     BUSINESS SERVICES - 4.69%

     Iron Mountain Incorporated* ....................    700           $  33,782
                                                                       ---------
     CASINOS & GAMING - 3.88%

     American Real Estate Partners, LP* .............   1300           $  27,924
                                                                       ---------
     COMMUNICATIONS SERVICES - 3.01%

     Verizon Communications .........................    600           $  21,714
                                                                       ---------
     COMPUTER SERVICES - 3.09%

     First Data Corporation .........................    500           $  22,260
                                                                       ---------
     ELECTRIC UTILITIES - 3.76%

     Reliant Energy, Inc.* ..........................   2500           $  27,075
                                                                       ---------
     FOOD PROCESSING - 4.65%

     Tyson Foods, Inc. ..............................   1600           $  33,520
                                                                       ---------
     HEALTHCARE FACILITIES - 7.44%

     HCA Inc. .......................................    600           $  24,954
     Orthodontic Centers of America, Inc.* ..........   3500              28,665
                                                                       ---------
                                                                       $  53,619
                                                                       ---------

     INSURANCE (ACCIDENT & HEALTH) - 8.14%

     Anthem, Inc.* ..................................    300           $  26,868
     UnumProvident Corp. ............................   2000              31,800
                                                                       ---------
                                                                       $  58,668
                                                                       ---------

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


     INSURANCE (MISCELLANEOUS) - 6.71%

     Brown & Brown, Inc. ............................    600           $  25,860
     Willis Group Holdings Ltd ......................    600              22,470
                                                                       ---------
                                                                       $  48,330
                                                                       ---------
     MAJOR DRUGS - 3.81%

     Pfizer Inc. ....................................    800           $  27,424
                                                                       ---------
     NATURAL GAS UTILITIES - 4.37%

     El Paso Corporation ............................   4000           $  31,520
                                                                       ---------
     OIL & GAS OPERATIONS - 3.49%

     Whiting Petroleum Corporation* .................   1000           $  25,150
                                                                       ---------
     OIL WELL SERVICES & EQUIPMENT - 2.64%

     Seitel, Inc.* ** ...............................   4000           $  19,000
                                                                       ---------
     PHOTOGRAPHY - 3.00%

     Eastman Kodak Company ..........................    800           $  21,584
                                                                       ---------
     RETAIL (APPAREL) - 3.70%

     The Gap, Inc. ..................................   1100           $  26,675
                                                                       ---------
     RETAIL (CATALOG & MAIL ORDER) - 2.51%

     InterActiveCorp* ...............................    600           $  18,084
                                                                       ---------
     RETAIL (DRUGS) - 3.30%

     Express Scripts, Inc.* .........................    300           $  23,769
                                                                       ---------
     RETAIL (GROCERY) - 3.17%

     Safeway Inc.* ..................................    900           $  22,806
                                                                       ---------
     TOBACCO - 2.78%

     Altria Group, Inc. .............................    400           $  20,020
                                                                       ---------
     TOTAL COMMON STOCKS (COST $593,595) ............................. $ 651,926
                                                                       ---------

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


CASH EQUIVALENTS - 8.85%

     MONEY MARKET FUNDS

     Prime Obligation Fund ISS (.72% Yield) ......... 63,732           $  63,732
                                                                       ---------
     TOTAL CASH EQUIVALENTS (COST $63,732) ........................... $  63,732
                                                                       ---------

TOTAL INVESTMENTS (COST $657,327) - 99.33% ........................... $ 715,658
                                                                       ---------

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.67% ....................  $   4,830
                                                                       ---------

NET ASSETS - 100.00% ................................................. $ 720,488
                                                                       =========

*  Non-income producing security
** Common stock traded ex-warrant on June 30, 2004, therefore value of embedded warrant added to arrive at common stock valuation


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


                       Statement of Assets and Liabilities
                            June 30, 2004 (Unaudited)

ASSETS

     Investments, at Market Value (Cost - $657,327) ................. $ 715,658
     Cash ...........................................................     5,046
     Dividends Receivable ...........................................       956
     Receivable Due from Adviser ....................................       348
     Other Assets ...................................................       591
                                                                      ---------
     Total Assets ................................................... $ 722,599
                                                                      ---------
LIABILITIES

     Accrued Investment Advisory Fee ................................ $     578
     Other Payables and Accrued Expenses ............................     1,533
                                                                      ---------
     Total Liabilities .............................................. $   2,111
                                                                      ---------
NET ASSETS

     Capital (Par value and paid in surplus) ........................ $ 663,995
     Undistributed Net Investment Income/(Loss) .....................    (1,224)
     Undistributed Realized Gain/(Loss) on Investments ..............      (614)
     Net Unrealized Appreciation/(Depreciation) on Investments ......    58,331
                                                                      ---------
     Net Assets ..................................................... $ 720,488
                                                                      =========
     Shares of Beneficial Interest Outstanding ......................    66,713
                                                                      ---------
     Net Asset Value Per Share ...................................... $   10.80
                                                                      =========

The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


                             Statement of Operations
               January 15, 2004* Through June 30, 2004 (Unaudited)



INVESTMENT INCOME

     INCOME

     Dividends ...................................................... $   2,082
     Interest .......................................................       405
                                                                      ---------
     Total Income ................................................... $   2,487
                                                                      ---------
     EXPENSES

     Investment Advisory Fees (Note 3)............................... $   2,718
     Custodian Fees and Expenses ....................................     2,140
     Audit and Accounting Fees ......................................     1,250
     Other Fees and Expenses ........................................     1,531
                                                                      ---------
     Total Expenses ................................................. $   7,639
     Less Expenses Reimbursed by Adviser (Note 3)....................    (3,928)
                                                                      ---------
     Net Expenses ................................................... $   3,711
                                                                      ---------
     Net Investment Income/(Loss) ................................... $  (1,224)
                                                                      ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

     Realized Gain/(Loss) on Investments ............................ $    (614)
     Unrealized Appreciation/(Depreciation) on Investments ..........    58,331
                                                                      ---------
     Net Realized and Unrealized Gain/(Loss) on Investments ......... $  57,717
                                                                      ---------
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ............... $  56,493
                                                                      =========

* Commencement of operations

The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


                       Statement of Changes in Net Assets
               January 15, 2004* Through June 30, 2004 (Unaudited)



CHANGE IN NET ASSETS

     FROM OPERATIONS

     Net Investment Income/(Loss) ................................... $  (1,224)
     Net Realized Gain/(Loss) on Investments ........................      (614)
     Net Increase in Unrealized Appreciation on Investments .........    58,331
                                                                      ---------
     Net Increase/(Decrease) in Net Assets from Operations .......... $  56,493
                                                                      ---------
     FROM DISTRIBUTIONS TO SHAREHOLDERS

     Net Investment Income .......................................... $       0
     Net Realized Gains .............................................         0
                                                                      ---------
     Net Increase/(Decrease) in Net Assets from Distributions ....... $       0
                                                                      ---------
     FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from Sale of Shares ................................... $ 214,000
     Shares Issued in Reinvestment of Dividends .....................         0
     Cost of Shares Redeemed ........................................         0
                                                                      ---------
     Net Increase/(Decrease) in Net Assets from Share Transactions .. $ 214,000
                                                                      ---------
NET ASSETS

     Total Increase/(Decrease) in Net Assets ........................ $ 270,493
     Net Assets at Beginning of Period ..............................   449,995
                                                                      ---------
     Net Assets at End of Period .................................... $ 720,488
                                                                      =========

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


                       Statement of Changes in Net Assets
               January 15, 2004* Through June 30, 2004 (Unaudited)

SHARES TRANSACTIONS

     Issued .........................................................    21,713
     Reinvested .....................................................         0
     Redeemed .......................................................         0
                                                                      ---------
     Net Increase/(Decrease) in Shares ..............................    21,713
     Shares Outstanding at Beginning of Period ......................    45,000
                                                                      ---------
Shares Outstanding at End of Period .................................    66,713
                                                                      =========

* Commencement of operations

The accompanying notes form an integral part of these Financial Statements

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


                              Financial Highlights
               January 15, 2004* Through June 30, 2004 (Unaudited)


OPERATING PERFORMANCE (Per Share Outstanding Throughout Period)

     Net Asset Value at Beginning of Period ........................... $ 10.00
                                                                        -------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ..................................... $ (0.02)
     Net Realized and Unrealized Gain/(Loss) on Investments ...........    0.82
                                                                        -------
     Total from Investment Operations ................................. $  0.80
                                                                        -------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income ....................................... $  0.00
     From Net Realized Gain ...........................................    0.00
                                                                        -------
     Total Distributions to Shareholders .............................. $  0.00
                                                                        -------

     Net Asset Value at End of Period ................................. $ 10.80
                                                                        =======

     Total Return **                                                      8.00%

RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period (Thousands) .......................... $   720

     RATIOS TO AVERAGE NET ASSETS

     Expenses *** .....................................................   1.25%
     Net Investment Income/(Loss) *** .................................  (0.41%)
     Portfolio Turnover Rate ** .......................................  19.19%


*    The Fund commenced operations on January 15, 2004
**   Not annualized
***  Annualized


The accompanying notes are an integral part of the financial statements.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004

                            Notes to Financial Statements
                              June 30, 2004 (Unaudited)

1. ORGANIZATION

Foresight Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board") to issue 100,000,000 shares of common stock at $.0001 par value per share. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with respect to such series. A single series of shares comprising the Foresight Value Fund
(the "Fund"), has been authorized. The Fund's investment objective is to provide long-term capital appreciation by primarily investing in equities. Foresight Asset Management, LLC (the "Adviser") serves as investment adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board will value such assets at a fair value determined in good faith.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Accounting for Investments - Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis. Interest income is recorded on an accrual basis or monthly as paid.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

The Fund retains Foresight Asset Management, LLC as its investment adviser. The Adviser provides the Fund with investment advice and transfer agent, accounting and administrative services.

Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser receives an annualized management fee equal to 1% of the Fund's average daily net asset value, computed daily. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Agreement,the Adviser is obligated to reimburse the Fund for

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1.25% of the average daily net asset values of the Fund during such year. The expenses incurred by the Fund exceeded the percentage limitation during the period from January 15, 2004 through June 30, 2004 and the Adviser reimbursed the Fund $3,928.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of June 30, 2004, Michael M. Bissell and Hilda M. Bissell, joint tenants in common, held 75.06% of the outstanding Fund shares and Michael M. Bissell, as custodian for his daughters, held an additional 24.35% of the outstanding Fund shares.

4.  INVESTMENTS

For the period from January 15, 2004 through June 30, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $680,561 and $86,351, respectively. The gross unrealized appreciation for all securities totaled $66,034 and the gross unrealized depreciation for all securities totaled ($7,703) for a net unrealized appreciation of $58,331. The aggregate cost of securities for federal income tax purposes as of June 30, 2004 was $657,327.

5.  DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2004, no distributions have been made.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


                      This page intentionally left blank.

                              Foresight Value Fund
                               Semi-Annual Report
                                 June 30, 2004


PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at www.sec.gov.


DIRECTORS AND PRINCIPAL OFFICERS

Michael M. Bissell, Chairman, President, and Treasurer
Hilda M. Bissell, Secretary
Herbert R. Leita, Director
Rebecca L. Leita, Director

INVESTMENT ADVISOR

FOresight Asset Management, LLC
24695 Deer Ridge Ln.
Athens, AL 35613

INDEPENDENT ACCOUNTANTS

Marmann, McCrary & Associates, P.C.
900 E. 2nd St.
Sheffield, AL 35660

CUSTODIAN

Mission Management & Trust Co.
3567 E. Sunrise Drive, Ste. 235
Tucson, AZ 85718


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not Applicable.

Item 4. Principal Accountant Fees and Services. Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 1, 2004 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)  Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
     Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Foresight Funds, Inc.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/18/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, President

Date:  8/18/04


By /s/ Michael M. Bissell
       ------------------
       Michael M. Bissell, Treasurer

Date:  8/18/04